Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 03, 2015
Entity Registrant Name	dei_EntityRegistrantName	REALTY CAPITAL INCOME FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001565543
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 04, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 04, 2015
Prospectus Date	rr_ProspectusDate	Aug. 01, 2015